SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 2)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment
Minimum useful life of property, plant and equipment required for capitalization at historical cost	1 year